OTHER FINANCIAL ASSETS - Schedule of fair values of net assets/ (liabilities) (Details) - Fair value hedges € in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Interest rate swaps
Other Financial Assets [Line Items]
Hedging instrument, assets	$ 0		$ 4,676
Fuel options
Other Financial Assets [Line Items]
Hedging instrument, assets | €		€ 14,009		€ 7,747
Foreign currency derivative
Other Financial Assets [Line Items]
Hedging instrument, assets	$ 2,690		$ 3,142